Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$87,119	$73,714
Office furniture and equipment	15,583	14,596
Leasehold improvements	13,848	11,950
Vehicles	158	-

	116,708	100,260
Accumulated depreciation:
Computers and peripheral equipment	68,062	60,046
Office furniture and equipment	12,200	11,397
Leasehold improvements	8,091	6,803
Vehicles	56	-

	88,409	78,246

Depreciated cost	$28,299	$22,014

Depreciation expense totaled $ 12,959, $ 11,757 and $ 11,570 for the years 2011, 2010 and 2009, respectively.